Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Income Statement [Abstract]
Net sales	$ 3,245,903	$ 7,110,532	$ 12,737,673	$ 28,195,359	$ 34,424,314	$ 64,811,151
Cost of goods sold	1,643,111	2,328,583	5,059,916	8,606,833	10,801,871	18,264,494
Gross profit	1,602,792	4,781,949	7,677,757	19,588,526	23,622,443	46,546,657
Operating expenses
Selling and marketing expenses	928,246	4,219,080	5,723,642	14,391,715	17,239,655	29,740,974
General and administrative expenses	4,678,620	3,612,803	13,787,444	13,881,814	19,714,963	18,983,209
Total operating expenses	5,606,866	7,831,883	19,511,086	28,273,529	36,954,618	48,724,183
Operating loss	(4,004,074)	(3,049,934)	(11,833,329)	(8,685,003)	(13,332,175)	(2,177,526)
Other income (expense)
Interest expense, net	(3,320,159)	(3,112,039)	(9,761,622)	(9,168,411)	(12,204,444)	(47,613)
Gain on employee warrants liability	39,375	154,487	207,210	1,935,588	2,511,350	530,335
Gain on extinguishment of debt				1,040,400	1,040,400
Impairment loss on assets					(1,610,523)
Unrealized gain on investments	(3,614,242)	1,201,510	(10,284,002)	3,328,483	3,663,940
Other non-operating expense	(21,722)	(309,113)	118,077	(335,163)	(211,035)	(134,726)
Total other income (expense), net	(6,916,748)	(2,065,155)	(19,720,337)	(3,199,103)	(6,810,312)	347,996
Loss before income taxes	(10,920,822)	(5,115,089)	(31,553,666)	(11,884,106)	(20,142,487)	(1,829,530)
Income tax benefit	104,129	1,825,073	(789,803)	1,318,827	(3,035,990)	(594,509)
Net loss	(11,024,951)	(6,940,162)	(30,763,863)	(13,202,933)	(17,106,497)	(1,235,021)
Other comprehensive loss (net of tax):
Currency translation adjustments	251,166	(118,860)	(156,850)	(94,887)	(65,109)
Total other comprehensive loss	251,166	(118,860)	(156,850)	(94,887)	(65,109)
Comprehensive loss	$ (10,773,785)	$ (7,059,022)	$ (30,920,713)	$ (13,297,820)	$ (17,171,606)	$ (1,235,021)
Loss per share:
Basic and diluted	$ (0.04)	$ (0.04)	$ (0.12)	$ (0.07)	$ (0.08)	$ (0.01)
Weighted average shares:
Basic and diluted	262,832,833	192,112,139	267,956,183	188,051,336	206,211,711	172,046,517